UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/10

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus

April 30, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--5.7%
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		0.40	5/7/10	2,200,000 a	2,200,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		0.39	5/7/10	20,750,000 a,b	20,750,000
Southeast Alabama Gas District,
Supply Project Revenue
(Liquidity Facility; Societe
Generale)		0.25	5/1/10	50,000,000 a	50,000,000

Arizona--2.4%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Banco Santander)		0.32	5/7/10	9,700,000 a	9,700,000
JPMorgan Chase Putters and Drivers
Trust (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue) (Liquidity Facility;
JPMorgan Chase Bank)		0.30	5/7/10	8,500,000 a,b	8,500,000
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)		0.38	5/7/10	1,010,000 a	1,010,000
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente

Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.34	5/7/10	7,600,000 a	7,600,000
Yavapai County Industrial
Development Authority, HR
(Northern Arizona Healthcare
System) (LOC; Banco Bilbao
Vizcaya Argentaria)	0.33	5/7/10	3,400,000 a	3,400,000

Arkansas--.0%
Morgan Keegan Municipal Products
Inc. (Arkansas Development
Finance Authority, SFMR
(Warehouse Program))
(Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Lloyds
TSB Bank PLC)	0.50	5/7/10	180,000 a,b	180,000

California--1.6%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.32	5/6/10	5,000,000	5,000,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.42	5/7/10	15,995,000 a,b	15,995,000

Colorado--4.6%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)	0.33	5/7/10	8,000,000 a	8,000,000
Colorado,
Revenue, TRAN (Education Loan
Program)	1.50	8/12/10	21,000,000	21,071,856
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.27	5/1/10	14,000,000 a	14,000,000
Colorado Housing and Finance
Authority, EDR (Monaco LLC

Project) (LOC; JPMorgan Chase
Bank)	0.52	5/7/10	2,940,000 a	2,940,000
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.55	5/7/10	3,065,000 a	3,065,000
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)	0.55	5/7/10	2,635,000 a	2,635,000
Erie,
COP (Lease Purchase Agreement)
(LOC; Key Bank)	1.45	5/7/10	4,070,000 a	4,070,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	0.31	5/7/10	2,950,000 a	2,950,000

Connecticut--.6%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(Liquidity Facility; Wells
Fargo Bank)	0.30	5/7/10	7,300,000 a,b	7,300,000

Delaware--2.0%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.24	5/1/10	26,000,000 a	26,000,000

District of Columbia--6.3%
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.30	7/9/10	10,000,000	10,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.43	5/7/10	15,000,000 a	15,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.43	5/7/10	25,000,000 a	25,000,000
Metropolitan Washington Airports

Authority, Airport System
Revenue (LOC; Bank of America)	0.27	5/1/10	16,100,000 a	16,100,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (LOC; Wachovia Bank)	0.37	5/7/10	14,700,000 a	14,700,000

Florida--6.8%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	0.26	5/1/10	7,000,000 a	7,000,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.35	5/7/10	13,230,000 a	13,230,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	20,000,000	20,138,263
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.35	6/1/10	13,130,000	13,130,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.32	6/10/10	13,151,000	13,151,000
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(Insured; Berkshire Hathaway
Assurance Corporation)	0.36	5/7/10	6,700,000 a	6,700,000
Manatee County School District,
GO Notes, TAN	1.00	5/1/10	14,000,000	14,000,000

Georgia--2.0%
Cobb County,
GO Notes, TAN	1.50	12/30/10	20,000,000	20,160,489
Gwinnett County Development
Authority, IDR (Suzanna's
Kitchen, Inc. Project) (LOC;
Wachovia Bank)	0.47	5/7/10	5,000,000 a	5,000,000

Illinois--5.0%
Illinois Finance Authority,
IDR (Fitzpatrick Brothers,
Inc. Project) (Liquidity
Facility; Northern Trust
Company)	0.31	5/7/10	5,000,000 a	5,000,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia
Credit Locale)	0.31	5/7/10	18,000,000 a	18,000,000
Lombard,
Revenue (Elmhurst Memorial
Healthcare Project) (LOC;
Fifth Third Bank)	0.50	5/7/10	6,482,000 a	6,482,000
Oak Forest,
Revenue (Homewood Pool - South
Suburban Mayors and Managers
Association Program) (LOC;
Fifth Third Bank)	0.50	5/7/10	25,650,000 a	25,650,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	0.34	5/7/10	8,405,000 a	8,405,000

Indiana--1.6%
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	0.38	5/7/10	3,255,000 a	3,255,000
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	0.32	5/7/10	2,255,000 a	2,255,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	0.38	5/7/10	3,350,000 a	3,350,000
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;

Bank of America)	0.34	5/7/10	6,000,000 a	6,000,000
Saint Joseph County,
EDR (Logan Community
Resources, Inc. Project) (LOC;
Fifth Third Bank)	0.50	5/7/10	5,730,000 a	5,730,000

Iowa--.8%
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/10	5,000,000	5,014,540
Ringgold County Hospital,
HR, BAN (Ringgold County
Hospital Project)	1.50	10/1/10	5,000,000	5,010,409

Kansas--.7%
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; Bank of
America)	0.35	5/7/10	8,580,000 a	8,580,000

Kentucky--1.6%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.33	5/7/10	9,320,000 a	9,320,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services, Inc. Project) (LOC;
Bank One)	0.40	5/7/10	6,100,000 a	6,100,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.25	1/1/11	5,000,000	5,018,293

Maryland--3.0%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T

Bank)	0.44	5/7/10	6,475,000 a	6,475,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	0.33	5/7/10	5,975,000 a	5,975,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Bank)	0.32	5/7/10	2,700,000 a	2,700,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Charles
County Nursing Center)
(Liquidity Facility; M&T Bank)	0.35	5/7/10	3,775,000 a	3,775,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System)
(Liquidity Facility; Bank of
America)	0.33	6/10/10	20,000,000	20,000,000

Massachusetts--2.5%
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard
Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.32	5/7/10	10,250,000 a,b	10,250,000
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.42	5/7/10	4,000,000 a,b	4,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Allied
Irish Banks)	0.50	5/1/10	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (The Brimmer
and May School Issue) (LOC;
Comerica Bank)	0.32	5/7/10	9,675,000 a	9,675,000
New Bedford,

GO Notes, BAN	1.25	6/30/10	5,000,000	5,006,652

Michigan--6.6%
Kent Hospital Finance Authority,
LOR (Pine Rest Christian
Mental Health Services
Project) (LOC; Fifth Third
Bank)	0.50	5/7/10	45,000 a	45,000
Michigan,
GO Notes	2.00	9/30/10	20,000,000	20,121,910
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	0.50	5/7/10	6,500,000 a	6,500,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.28	6/11/10	20,000,000	20,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.32	5/7/10	5,800,000 a	5,800,000
Michigan Strategic Fund,
LOR (Diocese of Grand Rapids
Educational and Cathedral
Square Project) (LOC; Fifth
Third Bank)	0.50	5/7/10	7,050,000 a	7,050,000
Michigan Strategic Fund,
LOR, Refunding (Goodwill
Industries of Greater Grand
Rapids, Inc. Project) (LOC;
Fifth Third Bank)	0.50	5/7/10	7,475,000 a	7,475,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	0.50	5/7/10	2,200,000 a	2,200,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.40	5/7/10	4,355,000 a	4,355,000
Waterford Charter Township
Economic Development

Corporation, LOR, Refunding
(Canterbury Health Care, Inc.
Project) (LOC; FHLB)	0.33	5/7/10	10,460,000 a	10,460,000

Minnesota--1.8%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.32	5/7/10	7,000,000 a	7,000,000
Minnesota Tax and Aid Anticipation
Borrowing Program, COP (GO Aid
Anticipation Certificates of
Indebtedness) (Minnesota
School District Credit
Enhancement Program)	2.00	9/10/10	6,000,000	6,037,343
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.48	5/11/10	10,000,000	10,000,000

Nevada--3.0%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.34	5/7/10	16,100,000 a	16,100,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.34	5/7/10	6,600,000 a	6,600,000
Director of Nevada Department of
Business and Industry, Revenue
(Nevada Cancer Institute
Project) (LOC; Bank of America)	0.33	5/7/10	5,450,000 a	5,450,000
Las Vegas Valley Water District,
CP (LOC; BNP Paribas)	0.25	7/9/10	10,000,000	10,000,000

New Hampshire--.4%
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	0.50	5/7/10	5,000,000 a	5,000,000

New Jersey--.8%
East Brunswick Township,
GO Notes BAN	2.50	4/27/11	10,500,000	10,699,287

New York--5.0%
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	10,000,000	10,107,449
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	0.45	5/1/10	10,000,000 a	10,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.26	5/1/10	2,400,000 a	2,400,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.24	5/1/10	8,000,000 a	8,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of America)	0.24	5/1/10	10,000,000 a	10,000,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	10,000,000	10,000,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.38	5/4/10	3,000,000	3,000,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (LOC; Bayerische
Landesbank)	0.35	5/1/10	11,000,000 a	11,000,000
North Carolina--3.9%
North Carolina Education
Assistance Authority, Student
Loan Revenue, Refunding (LOC;
Royal Bank of Canada)	0.33	5/7/10	30,000,000 a	30,000,000

Raleigh-Durham Airport Authority,
Airport Revenue, Refunding
(LOC; Wachovia Bank)	0.37	5/7/10	19,600,000 a	19,600,000

Ohio--5.8%
Akron, Bath and Copley Joint
Township Hospital District,
Health Care Facilities Revenue
(Sumner on Ridgewood Project)
(LOC; KBC Bank)	0.33	5/7/10	5,055,000 a	5,055,000
Bellevue City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes	1.45	6/2/10	3,000,000	3,002,100
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; National City
Bank)	0.41	5/7/10	1,980,000 a	1,980,000
Marion County,
Health Care Facility Revenue
(United Church Homes, Inc.
Project) (LOC; Allied Irish
Banks)	1.00	5/7/10	6,265,000 a	6,265,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	0.50	5/12/10	12,000,000	12,000,000
Ohio Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	0.49	5/7/10	4,510,000 a	4,510,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.34	5/7/10	15,000,000 a	15,000,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Barclays Bank
PLC)	0.35	5/7/10	9,700,000 a	9,700,000
Puttable Floating Option Tax
Exempt Receipts (Hamilton
County, Hospital Facilities

Revenue (University Hospital))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.30	5/7/10	8,110,000 a,b	8,110,000
Xenia Community City School
District, School Facilities
Construction and Improvement
Unlimited Tax GO Notes	1.50	7/29/10	8,870,000	8,893,833

Oklahoma--.5%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.75	6/1/10	6,410,000	6,410,000

Pennsylvania--5.3%
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	0.49	5/7/10	2,920,000 a	2,920,000
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group
Project) (LOC; M&T Bank)	0.35	5/7/10	10,720,000 a	10,720,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.28	5/7/10	2,400,000 a	2,400,000
Haverford Township School
District, GO Notes (LOC; TD
Bank)	0.30	5/7/10	3,500,000 a	3,500,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.35	5/7/10	7,400,000 a	7,400,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.45	5/7/10	16,000,000 a	16,000,000
Philadelphia,

GO Notes, TRAN	2.50	6/30/10	13,000,000	13,037,848
Philadelphia Authority for
Industrial Development,
Revenue (The Pennsylvania
School for the Deaf) (LOC;
Citizens Bank of Pennsylvania)	0.49	5/7/10	2,400,000 a	2,400,000
Univeristy of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.23	6/8/10	10,000,000	10,000,000

South Dakota--.1%
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue (Liquidity
Facility; Citigroup)	0.36	5/7/10	1,835,000 a,b	1,835,000

Tennessee--1.7%
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.30	5/7/10	3,700,000 a	3,700,000
Hendersonville Industrial
Development Board, Tax
Increment Revenue (LOC; Fifth
Third Bank)	0.58	5/7/10	7,500,000 a	7,500,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Health
Facilities Revenue, Refunding
(MUC-CI Homes, Inc. Project)
(LOC; Fifth Third Bank)	0.50	5/7/10	7,465,000 a	7,465,000
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	3/1/11	3,000,000	3,013,739

Texas--8.9%
Calhoun Port Authority,
Environmental Facilities
Revenue (Formosa Plastics

Corporation, Texas Project)
(LOC; Bank of America)	0.35	5/7/10	10,000,000 a	10,000,000
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.35	5/7/10	5,000,000 a,b	5,000,000
Dallas,
CP (Liquidity Facility; Bank
of America)	0.35	7/14/10	17,484,000	17,484,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wachovia
Bank)	0.40	5/7/10	3,660,000 a	3,660,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	0.46	5/12/10	10,000,000	10,000,000
San Antonio,
Electric and Gas System
Revenue, CP (Liquidity
Facility: Bank of America and
State Street Bank and Trust
Co.)	0.25	6/10/10	8,000,000	8,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.34	5/7/10	16,000,000 a	16,000,000
Texas,
TRAN	2.50	8/31/10	18,000,000	18,123,106
Texas Department of Housing and
Community Affairs, SFMR	0.30	5/7/10	26,400,000 a	26,400,000

Vermont--.9%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Credit Agricole
CIB)	0.40	5/27/10	11,000,000	11,000,000

Virginia--3.8%

Chesterfield County Economic
Development Authority, Revenue
(Bon Secours Health System,
Inc.) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.35	5/7/10	18,770,000 a	18,770,000
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Bank)	0.40	5/7/10	13,520,000 a	13,520,000
Norfolk Redevelopment and Housing
Authority, First Mortgage
Revenue (Fort Norfolk
Retirement Community, Inc. -
Harbor's Edge Project) (LOC;
HSH Nordbank AG)	0.43	5/7/10	16,300,000 a	16,300,000

Washington--1.1%
Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	0.42	5/7/10	4,960,000 a	4,960,000
Tacoma Housing Authority,
Revenue (Crown Assisted Living
Project) (LOC; Key Bank)	0.49	5/7/10	600,000 a	600,000
Washington Economic Development
Finance Authority, SWDR
(CleanScapes, Inc. Project)
(LOC; Bank of the West)	0.36	5/7/10	7,895,000 a	7,895,000

Wisconsin--2.7%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	0.40	5/7/10	6,365,000 a	6,365,000
Wisconsin Housing and Economic
Development Authority, Home
Ownership Revenue (Liquidity
Facility; Fortis Bank)	0.32	5/7/10	20,860,000 a	20,860,000

Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/15/10	7,000,000	7,028,225

Wyoming--.4%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.33	5/7/10	5,000,000 a	5,000,000

Total Investments (cost $1,278,487,342)			99.9%	1,278,487,342
Cash and Receivables (Net)			.1%	1,306,974
Net Assets			100.0%	1,279,794,316

a	Variable rate demand note - rate shown is the interest rate in effect at April 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $81,920,000 or 6.4% of net assets.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,278,487,342
Level 3 - Significant Unobservable Inputs	-
Total	1,278,487,342

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)